Note 13 - Financial Instruments (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 239,763	$ 75,415	$ 79,097	$ 327,434	$ 300,042	$ 84,303
Current Trade and Grants Receivable	1,073,843			970,467
Current prepayments and other receivable	84,568			$ 205,482
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	51,037	$ 124,090
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	239,763
Current Trade and Grants Receivable	1,073,843
Current prepayments and other receivable	84,568
Current liabilities	865,114
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 941,287